UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	October 19, 2004

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	34,999,000

FORM 13F INFORMATION TABLE
			TITLE/		VALUE	SHARES	  VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
--------------	-----	---------	-------	----	-----   ----	----
AM STATES WTR	COM	029899101	1245	50000	21500	0	28500
AQUA AMERICA	COM	03836W103	995	45000	20000	0	25000
BEVERLY ENTER	COM	087851309	1136	150000	50000	0	100000
CHEMED cORPOR	COM	16359r103	1115	20000	8000	0	12000
CROWN HOLDINGS	COM	228368106	1495	145000	65000	0	80000
EMERITUS CORP	COM	291005106	1499	176600	74100	0	102500
GENESIS HEALTH	COM	37184D101	1520	50000	19500	0	30500
GREY WOLF IN	COM	397888108	1125	230000	112000	0	118000
HEALTHCARE REIT	COM	42217K106	1056	30000	15000	0	15000
HEARST-ARGYLE	COM	453258402	1223	50000	15000	0	35000
KINDRED HEALTH	COM	494580103	1537	63000	25000	0	38000
LTC PROPERTIES	COM	502175102	2147	120000	45000	0	75000
MARTEK BIOSCI	COM	572901106	1313	27000	12000	0	15000
MAVERICK TUBE	COM	577914104	2157	70000	25000	0	45000
MCDERMOTT INTL	COM	580037109	2041	173000	73000	0	100000
OMEGA HC REIT	COM	681936100	1775	165000	65000	0	100000
ONEOK INCORP	COM	682680103	1561	60000	20000	0	40000
OWENS-ILLINOIS	COM	690768403	1536	96000	36000	0	60000
PEP BOYS - pby	COM	713278109	420	30000	0	0	30000
QUANTA SERVICES	COM	76762E102	938	155000	55000	0	100000
RH DONNELLEY	COM	74955W307	1234	25000	10000	0	15000
RANGE RESOURCES	COM	75281A109	1399	80000	35000	0	45000
SOUTHWEST GAS	COM	844895102	814	34000	16000	0	18000
SUN HEALTHCARE	COM	866933401	961	120000	40000	0	80000
SUPERIOR ENERGY	COM	868157108	1615	125000	45000	0	80000
TIDEWATER INC	COM	886423102	1139	35000	12000	0	23000
VECTREN CORP	COM	92240G101	3	100	0	0	100